ACCOUNTS AND OTHER RECEIVABLES (Tables)	12 Months Ended
Mar. 31, 2023
Trade and other receivables [abstract]
Disclosure of accounts and other receivables [Table Text Block]
	March 31, 2023 $	March 31, 2022 $
Trade receivables	106,458	314,375
Government grants receivable	151,440	-
HST recoverable	172,496	341,789
Accrued interest receivable on guaranteed investment certificates	238,614	-
Less: valuation allowance on trade receivables	(100,000)	-
Total accounts and other receivables	569,008	656,164